Summary of Significant Accounting Policies (Details)	6 Months Ended
Jun. 30, 2017 USD ($)
Summary of Significant Accounting Policies [Abstract]
Depreciation method	straight line
Scrap value per light weight ton	$ 360
Vessels estimated useful life	25 years